Credit Risk and Concentrations (Details Textual) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018 USD ($) Vendor	Sep. 30, 2017 USD ($) Vendor	Sep. 30, 2018 USD ($) Vendor	Sep. 30, 2017 USD ($) Vendor
Accounts Payable [Member] | One Vendors [Member]
Credit Risk and Concentrations (Textual)
Concentration risk, percentage			38.00%	27.00%
Number of vendors			3	2
Accounts Payable [Member] | Two Vendors [Member]
Credit Risk and Concentrations (Textual)
Concentration risk, percentage			19.00%	13.00%
Number of vendors			3	2
Accounts Payable [Member] | Three Vendors [Member]
Credit Risk and Concentrations (Textual)
Concentration risk, percentage			10.00%
Number of vendors			3
Accounts Receivable [Member] | Customer A [Member]
Credit Risk and Concentrations (Textual)
Concentration risk, percentage			31.00%
Accounts Receivable [Member] | Customer B [Member]
Credit Risk and Concentrations (Textual)
Concentration risk, percentage			0.00%
Accounts Receivable [Member] | Customer C [Member]
Credit Risk and Concentrations (Textual)
Concentration risk, percentage			8.00%
Accounts Receivable [Member] | Customer D [Member]
Credit Risk and Concentrations (Textual)
Concentration risk, percentage			3.00%
Accounts Receivable [Member] | Customer E [Member]
Credit Risk and Concentrations (Textual)
Concentration risk, percentage				0.00%
Accounts Receivable [Member] | Customer G [Member]
Credit Risk and Concentrations (Textual)
Concentration risk, percentage				21.00%
Accounts Receivable [Member] | Customer F [Member]
Credit Risk and Concentrations (Textual)
Concentration risk, percentage				27.00%
Purchases [Member] | One Vendors [Member]
Credit Risk and Concentrations (Textual)
Concentration risk, percentage	19.00%	43.00%	26.00%	29.00%
Purchases from vendors | $	$ 134	$ 2,800	$ 400	$ 6,500
Number of vendors	2	3	3	2
Purchases [Member] | Two Vendors [Member]
Credit Risk and Concentrations (Textual)
Concentration risk, percentage	17.00%	16.00%	14.00%	13.00%
Purchases from vendors | $	$ 117	$ 1,000	$ 200	$ 2,800
Number of vendors	2	3	3	2
Purchases [Member] | Three Vendors [Member]
Credit Risk and Concentrations (Textual)
Concentration risk, percentage		11.00%	10.00%
Purchases from vendors | $		$ 707	$ 100
Number of vendors		3	3